Inventories (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Inventory, Net [Abstract]
Finished goods	$ 65,084,000	$ 69,450,000
Growing crops	75,412,000	74,985,000
Raw materials, supplies and other	56,811,000	66,129,000
Inventory, net	197,307,000	210,564,000
LIFO inventory amount	98,000,000	105,000,000
Excess of replacement or current costs over stated LIFO value	44,000,000	43,000,000
Effect of LIFO Inventory Liquidation on Income	$ 11,000,000